Financial instruments (Details 4) $ in Thousands	Dec. 31, 2021 USD ($) Numbers	Dec. 31, 2020 USD ($) Employees Numbers
Financial instruments [Line Items]
Total Gross Book Value	$ 654,073	$ 365,206
Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1,517	1,587
Portfolio under no renegotiated terms	$ 599,637	$ 325,726
Number of customers under renegotiated terms | Numbers	126	110
Portfolio under renegotiated terms, gross	$ 1,027	$ 1,860
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Total Gross Book Value	86,869	70,146
Impairment Estimate	$ 717	$ 7,545
Between 1 and 30 days [Member]
Financial instruments [Line Items]
Expected credit loss rate	8.00%	10.00%
Total Gross Book Value	$ 22,633	$ 12,200
Impairment Estimate	$ 1,856	$ 1,207
Between 1 and 30 days [Member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	112	119
Portfolio under no renegotiated terms	$ 22,632	$ 12,140
Number of customers under renegotiated terms | Numbers	0	8
Portfolio under renegotiated terms, gross	$ 0	$ 60
Between 31 and 60 days [member]
Financial instruments [Line Items]
Expected credit loss rate	32.00%	39.00%
Total Gross Book Value	$ 2,113	$ 1,226
Impairment Estimate	$ 673	$ 477
Between 31 and 60 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	18	12
Portfolio under no renegotiated terms	$ 2,114	$ 1,226
Number of customers under renegotiated terms | Numbers	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Between 61 and 90 days [member]
Financial instruments [Line Items]
Expected credit loss rate	34.00%	52.00%
Total Gross Book Value	$ 1,015	$ 159
Impairment Estimate	$ 346	$ 83
Between 61 and 90 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	11	5
Portfolio under no renegotiated terms	$ 1,015	$ 159
Number of customers under renegotiated terms | Numbers	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
More than 91 days [member]
Financial instruments [Line Items]
Expected credit loss rate	71.00%	79.00%
Total Gross Book Value	$ 3,874	$ 11,883
Impairment Estimate	$ 2,753	$ 9,367
Between 121 and 150 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	3	2
Portfolio under no renegotiated terms	$ 43	$ 2,384
Number of customers under renegotiated terms | Numbers	0	2
Portfolio under renegotiated terms, gross	$ 0	$ 2
Between 151 and 180 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	3	3
Portfolio under no renegotiated terms	$ 4	$ 1,398
Number of customers under renegotiated terms | Numbers	0	4
Portfolio under renegotiated terms, gross	$ 0	$ 12
Between 181 and 210 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	3	1
Portfolio under no renegotiated terms	$ 130	$ 0
Number of customers under renegotiated terms | Numbers	0	2
Portfolio under renegotiated terms, gross	$ 0	$ 5
Between 211 and 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1	3
Portfolio under no renegotiated terms	$ 1	$ 2
Number of customers under renegotiated terms | Numbers	2	6
Portfolio under renegotiated terms, gross	$ 4	$ 114
More than 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	80	156
Portfolio under no renegotiated terms	$ 2,597	$ 5,030
Number of customers under renegotiated terms | Numbers	117	64
Portfolio under renegotiated terms, gross	$ 893	$ 1,447
Current [member]
Financial instruments [Line Items]
Expected credit loss rate	1.00%	1.00%
Total Gross Book Value	$ 571,029	$ 302,118
Impairment Estimate	$ 4,724	$ 3,187
Current [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms	1,279	1,281
Portfolio under no renegotiated terms	$ 570,899	$ 301,939
Number of customers under renegotiated terms	7	23
Portfolio under renegotiated terms, gross	$ 130	$ 179
Between 91 and 120 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	7	5
Portfolio under no renegotiated terms	$ 202	$ 1,448
Number of customers under renegotiated terms | Numbers	0	1
Portfolio under renegotiated terms, gross	$ 0	$ 41
Trade [Member]
Financial instruments [Line Items]
Total Gross Book Value	600,664	327,586
Impairment Estimate	$ 10,352	$ 14,321